AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	98.1%
Northern Institutional Treasury Portfolio, Premier Class, 4.51%*		8,213,117	$8,213,117
TOTAL INVESTMENT COMPANIES (Cost $8,213,117)			8,213,117
TOTAL INVESTMENTS (Cost $ 8,213,117)	98.1%		$8,213,117
NET OTHER ASSETS (LIABILITIES)	1.9%		160,632
Net Assets	100.0%		$8,373,749

*	The rate presented is the 7-day effective yield in effect at March 31, 2023.
0

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)
	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.6%
Banks	0.8%
Citigroup, Inc.		7,800	$365,742
Capital Goods	3.7%
Cummins, Inc.		6,150	1,469,112
Stanley Black & Decker, Inc.		2,500	201,450
			1,670,562
Consumer Durables & Apparel	0.3%
NIKE, Inc., Class B		1,000	122,640
Consumer Services	0.6%
McDonald's Corp.		1,000	279,610
Diversified Financials	2.9%
BlackRock, Inc.		500	334,560
CME Group, Inc.		2,000	383,040
Goldman Sachs Group (The), Inc.		1,200	392,532
Morgan Stanley		2,300	201,940
			1,312,072
Energy	4.3%
ConocoPhillips		7,000	694,470
EOG Resources, Inc.		10,800	1,238,004
			1,932,474
Food & Staples Retailing	3.9%
Costco Wholesale Corp.		3,500	1,739,045
Health Care Equipment & Services	9.5%
Baxter International, Inc.		6,000	243,360
HCA Healthcare, Inc.		5,800	1,529,344
Humana, Inc.		1,500	728,190
McKesson Corp.		800	284,840
UnitedHealth Group, Inc.		3,092	1,461,248
			4,246,982
Household & Personal Products	3.0%
Procter & Gamble (The) Co.		8,900	1,323,341
Insurance	7.0%
Aflac, Inc.		22,000	1,419,440
Progressive (The) Corp.		12,000	1,716,720
			3,136,160
Materials	3.0%
Air Products and Chemicals, Inc.		650	186,687
Freeport-McMoRan, Inc.		10,000	409,100
LyondellBasell Industries N.V., Class A		6,000	563,340
Newmont Corp.		3,500	171,570
			1,330,697
Media & Entertainment	7.0%
Alphabet, Inc., Class A(a)		15,400	1,597,442
Comcast Corp., Class A		35,900	1,360,969
Fox Corp., Class A		5,000	170,250
			3,128,661

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2023 (Unaudited)
	Percentage of Net Assets	Shares	Value
Pharmaceuticals, Biotech & Life Sciences	5.4%
AbbVie, Inc.		11,000	$1,753,070
Bristol-Myers Squibb Co.		9,700	672,307
			2,425,377
Real Estate	2.4%
American Tower Corp.		2,000	408,680
Simon Property Group, Inc.		6,137	687,160
			1,095,840
Retailing	8.8%
Best Buy Co., Inc.		9,000	704,430
Home Depot (The), Inc.		5,000	1,475,600
Lowe's Cos., Inc.		4,000	799,880
Target Corp.		6,000	993,780
			3,973,690
Semiconductors & Semiconductor Equipment	12.2%
Broadcom, Inc.		2,750	1,764,235
Intel Corp.		10,000	326,700
KLA Corp.		3,000	1,197,510
Microchip Technology, Inc.		13,800	1,156,164
NVIDIA Corp.		3,500	972,195
Texas Instruments, Inc.		400	74,404
			5,491,208
Software & Services	11.8%
Accenture PLC, Class A		5,000	1,429,050
Intuit, Inc.		1,000	445,830
Mastercard, Inc., Class A		4,200	1,526,322
Microsoft Corp.		6,550	1,888,365
			5,289,567
Technology Hardware & Equipment	4.0%
Apple, Inc.		11,000	1,813,900
Telecommunication Services	0.6%
Verizon Communications, Inc.		7,000	272,230
Transportation	4.4%
CSX Corp.		48,000	1,437,120
FedEx Corp.		2,400	548,376
			1,985,496
Utilities	2.0%
NextEra Energy, Inc.		11,700	901,836
TOTAL COMMON STOCKS (Cost $28,352,037)			43,837,130

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (concluded)
March 31, 2023 (Unaudited)
	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	2.4%
Northern Institutional Treasury Portfolio, Premier Class, 4.51%*		1,104,905	$1,104,905
TOTAL INVESTMENT COMPANIES (Cost $1,104,905)			1,104,905
TOTAL INVESTMENTS (Cost $ 29,456,942)	100.0%		$44,942,035
NET OTHER ASSETS (LIABILITIES)	(0.0)%		(20,510)
Net Assets	100.0%		$44,921,525

*	The rate presented is the 7-day effective yield in effect at March 31, 2023.
(a)	Non-income producing security.